Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31 (In thousands)	2014	2013
Deferred tax assets:
Allowance for loan losses	$19,023	$20,814
Accumulated other comprehensive loss – Pension Plan	8,005	3,015
Accumulated other comprehensive loss – Unrealized losses on securities	—	16,057
Intangible assets	543	673
Deferred compensation	3,820	3,611
OREO devaluations	3,984	5,287
Partnership adjustments	4,725	3,793
Net deferred loan fees	933	282
Other	3,795	3,423
Total deferred tax assets	$44,828	$56,955
Deferred tax liabilities:
Accumulated other comprehensive income – Unrealized gains on securities	677	—
Deferred investment income	10,199	10,199
Pension Plan	25,949	25,261
Mortgage servicing rights	3,015	3,154
Other	804	850
Total deferred tax liabilities	$40,644	$39,464
Net deferred tax assets	$4,184	$17,491

Park performs an analysis to determine if a valuation allowance against deferred tax assets is required in accordance with GAAP. Management has determined that it is not required to establish a valuation allowance against the December 31, 2014 or 2013 deferred tax assets in accordance with GAAP since it is more likely than not that the deferred tax assets will be fully utilized in future periods.

The components of the provision for federal income taxes are shown below:

December 31, (In thousands)	2014	2013	2012
Currently payable
Federal	$27,039	$27,587	$12,984

Deferred
Federal	1,563	(2,456)	12,717
Total	28,602	25,131	25,701

The following is a reconciliation of income tax expense to the amount computed at the statutory rate of 35% for the years ended December 31, 2014, 2013 and 2012.

	2014	2013	2012

Statutory federal corporate tax rate	35.0%	35.0%	35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(0.5)%	(0.8)%	(0.9)%
Bank owned life insurance	(1.5)%	(1.7)%	(1.6)%
Tax credits (low income housing)	(6.3)%	(6.6)%	(6.1)%
Other	(1.3)%	(1.3)%	(1.8)%
Effective tax rate	25.4%	24.6%	24.6%

Park and its subsidiaries do not pay state income tax to the state of Ohio, but pay a franchise tax based on equity. The franchise tax expense is included in the state tax expense and is shown in “State taxes” on Park’s Consolidated Statements of Income.

Unrecognized Tax Benefits
The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits.

(In thousands)	2014	2013	2012
January 1 Balance	$518	$517	$485
Additions based on tax positions related to the current year	76	74	74
Additions for tax positions of prior years	14	4	25
Reductions for tax positions of prior years	—	—	—
Reductions due to statute of limitations	(76)	(77)	(67)
December 31 Balance	$532	$518	$517

The amount of unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate in the future periods at December 31, 2014, 2013 and 2012 was $413,000, $403,000 and $404,000, respectively. Park does not expect the total amount of unrecognized tax benefits to significantly increase or decrease during the next year.

The (income)/expense related to interest and penalties recorded on unrecognized tax benefits in the Consolidated Statements of Income for the years ended December 31, 2013 and 2012 was $(500) and $4,500, respectively. There was no expense related to interest and penalties for the year ending 2014. The amount accrued for interest and penalties at December 31, 2014, 2013 and 2012 was $67,000, $67,000 and $67,500, respectively.

Park and its subsidiaries are subject to U.S. federal income tax and income tax in various state jurisdictions. The Corporation is subject to routine audits of tax returns by the Internal Revenue Service and states in which we conduct business. No material adjustments have been made on closed federal and state tax audits. All tax years ending prior to December 31, 2011 are closed to examination by the federal and state taxing authorities.